Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Consolidated Statements of Changes in Shareholders' Equity
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001